Equity reserves - Schedule of detailed information about warrants and broker warrants (Details) - Warrants and broker warrants [Member] Share in Thousands	12 Months Ended
	Dec. 31, 2021 Share $ / shares	Dec. 31, 2020 Share $ / shares	Dec. 31, 2019 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. outstanding	1,832	8,366	10,810
No. exercisable	1,832
Exercise price | $ / shares	$ 11.78	$ 4.88	$ 4.24
1-Dec-17 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. outstanding	349
No. exercisable	349
Grant Date	12/01/17
Expiry Date	12/01/22
Exercise price | $ / shares	$ 11.50
Expected volatility	93.00%
Expected life (years)	5 years
Expected dividend yield	0.00%
Risk-free Interest rate	2.00%
13-Dec-17 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. outstanding	1,142
No. exercisable	1,142
Grant Date	12/13/17
Expiry Date	12/13/22
Exercise price | $ / shares	$ 11.50
Expected volatility	93.00%
Expected life (years)	5 years
Expected dividend yield	0.00%
Risk-free Interest rate	2.00%
7-Dec-20 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. outstanding	341
No. exercisable	341
Grant Date	12/07/20
Expiry Date	12/08/25
Exercise price | $ / shares	$ 13.00
Expected volatility	88.00%
Expected life (years)	5 years
Expected dividend yield	0.00%
Risk-free Interest rate	0.00%